CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income	¥ 215,728	¥ 145,315
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	246,784	235,769
Principal payments received under net investment in leases	332,739	307,022
Provision for credit losses	4,670	10,166
Equity in net income of affiliates (excluding interest on loans)	(7,540)	(974)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(26,105)	(9,436)
Bargain purchase gain	0	(4,365)
Gains on sales of securities other than trading	(17,777)	(9,626)
Gains on sales of operating lease assets	(34,950)	(20,370)
Write-downs of long-lived assets	15,068	591
Write-downs of securities	210	4,214
(Increase) decrease in trading securities	48,510	(9,732)
Increase in inventories	(5,631)	(15,148)
Decrease in trade notes, accounts and other receivable	15,596	3,544
Decrease in trade notes, accounts and other payable	(32,137)	(39,398)
Increase in policy liabilities and policy account balances	90,052	174,202
Other, net	(79,688)	(12,079)
Net cash provided by operating activities	765,529	759,695
Cash Flows from Investing Activities:
Purchases of lease equipment	(642,313)	(494,189)
Installment loans made to customers	(913,137)	(830,892)
Principal collected on installment loans	884,208	794,802
Proceeds from sales of operating lease assets	114,190	104,682
Investment in affiliates, net	(27,000)	(6,747)
Proceeds from sales of investment in affiliates	41,890	29,195
Purchases of available-for-sale debt securities	(405,856)	(510,710)
Proceeds from sales of available-for-sale debt securities	192,520	181,751
Proceeds from redemption of available-for-sale debt securities	82,726	24,408
Purchases of equity securities other than trading	(56,957)	(47,464)
Proceeds from sales of equity securities other than trading	57,138	20,624
Purchases of property under facility operations	(26,889)	(37,935)
Acquisitions of subsidiaries, net of cash acquired	(91,040)	(63,299)
Sales of subsidiaries, net of cash disposed	14,155	3,463
Other, net	3,100	(19,939)
Net cash used in investing activities	(773,265)	(852,250)
Cash Flows from Financing Activities:
Net increase in debt with maturities of three months or less	318,710	30,979
Proceeds from debt with maturities longer than three months	608,530	850,895
Repayment of debt with maturities longer than three months	(779,091)	(741,946)
Net increase (decrease) in deposits due to customers	(36,722)	110,027
Cash dividends paid to ORIX Corporation shareholders	(99,395)	(95,164)
Acquisition of treasury stock	(50,001)	(50,163)
Contribution from noncontrolling interests	14,253	11,071
Purchases of shares of subsidiaries from noncontrolling interests	(1,991)	(4,231)
Net decrease in call money	(7,500)	(12,500)
Other, net	(14,997)	(8,875)
Net cash provided by (used in) financing activities	(48,204)	90,093
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	7,530	216
Net decrease in Cash, Cash Equivalents and Restricted Cash	(48,410)	(2,246)
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	1,079,575	1,135,284
Cash, Cash Equivalents and Restricted Cash at End of Period	¥ 1,031,165	¥ 1,133,038